Parent Company Only Condensed Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Interest-earning time deposits in other financial institutions	$ 6,642	$ 7,141
Securities available-for-sale	164,272	125,620
Accrued interest receivable and other assets	5,568	3,595
Total assets	526,881	492,755
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	5,155	5,155
Accrued interest payable and other liabilities	5,584	5,566
Shareholders' equity	80,249	84,055	55,703
Total liabilities and shareholders’ equity	526,881	492,755
Parent Company [Member]
ASSETS
Cash and cash equivalents	2,656	2,656
Interest-earning time deposits in other financial institutions	2,232	2,976
Securities available-for-sale	4,720	4,823
ESOP loan receivable	3,270	3,402
Investment in banking subsidiary	70,882	74,291
Investment in captive subsidiary	250	0
Investment in statutory trust	155	155
Accrued interest receivable and other assets	1,276	1,049
Total assets	85,441	89,352
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	5,155	5,155
Accrued interest payable and other liabilities	37	142
Shareholders' equity	80,249	84,055
Total liabilities and shareholders’ equity	$ 85,441	$ 89,352